MTB GROUP OF FUNDS
                      ____________________________________

Supplement dated October 3, 2005 to the Combined Statements of Additional Information dated August 31, 2005 and April 30, 2005


Effective October 1, 2005, the administrative fee schedule between MTB Group of Funds and Federated Services Company (FSC) was revised. Accordingly, please add the following section to page 82 of the Combined Retail Statement of Additional Information, page 77 of the Combined Institutional Statement of Additional Information and page 46 of the Combined Variable Annuity Statement of Additional
Information:

"Effective October 1, 2005, the administrative fees payable to FSC have been changed to reflect the following:

Fees Payable to FSC

--------------------------------------- ----------------------------------------
Maximum Administrative Fee              Average Daily Net Assets of the Funds
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
..04%                                    on first $2 billion
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
..03%                                    on the next $2 billion
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
..02%                                    on the next $3 billion
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
..0125%                                  on the next $3 billion
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
..010%                                   on assets in excess of $10 billion"
--------------------------------------- ----------------------------------------


There has been no change to the fees payable to co-administrator M&T Securities, Inc.







                                                                October 3, 2005






















Edgewood Services, Inc., Distributor

CUSIP 55376V861               CUSIP 55376T205                  CUSIP 55376T254
CUSIP 55376V804               CUSIP 55376T403                  CUSIP 55376V309
CUSIP 55376V200               CUSIP 55376T502                  CUSIP 55376V408
CUSIP 55376T460               CUSIP 55376T684                  CUSIP 55376T445
CUSIP 55376T452               CUSIP 55376T676                  CUSIP 55376T437
CUSIP 55376T338               CUSIP 55376T700                  CUSIP 55376T429
CUSIP 55376T270               CUSIP 55376T809                  CUSIP 55376T411
CUSIP 55376T247               CUSIP 55376T726                  CUSIP 55376T841
CUSIP 55376T239               CUSIP 55376T718                  CUSIP 55376T320
CUSIP 55376T213               CUSIP 55376T767                  CUSIP 55376T221
CUSIP 55376T197               CUSIP 55376T759                  CUSIP 55376V705
CUSIP 55376V507               CUSIP 55376T395                  CUSIP 55376T346
CUSIP 55376V606               CUSIP 55376T387                  CUSIP 55376T288
CUSIP 55376T361               CUSIP 55376T494                  CUSIP 55376T544
CUSIP 55376T353               CUSIP 55376T486                  CUSIP 55376T189
CUSIP 55376T312               CUSIP 55376T536                  CUSIP 55376T858
CUSIP 55376T296               CUSIP 55376T528                  CUSIP 55376T817
CUSIP 55376T569               CUSIP 55376T130                  CUSIP 55376T304
CUSIP 55376T551               CUSIP 55376T122                  CUSIP 55376T734
CUSIP 55376T833               CUSIP 55376T171                  CUSIP 55376T601
CUSIP 55376T825               CUSIP 55376T163                  CUSIP 55376T668
CUSIP 55376T874               CUSIP 55376T155                  CUSIP 55376T882
CUSIP 55376T866               CUSIP 55376T791                  CUSIP 55376T692
CUSIP 55376T627               CUSIP 55376T783                  CUSIP 55376T742
CUSIP 55376T619               CUSIP 55376V853                  CUSIP 55376T379
CUSIP 55376T593               CUSIP 55376V846                  CUSIP 55376T478
CUSIP 55376T585               CUSIP 55376V838                  CUSIP 55376T510
CUSIP 55376T643               CUSIP 55376V887                  CUSIP 55376T114
CUSIP 55376T635               CUSIP 55376V879                  CUSIP 55376T148
CUSIP 55376T106               CUSIP 55376T262                  CUSIP 55376T775
CUSIP 55376V820               CUSIP 55376V812
CUSIP 55376T650               CUSIP 55376T577


 33717 (10/05)